CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF THE COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
24.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

As of December 31, 2013 and 2014, the restricted net assets held by the Group's consolidated PRC subsidiaries and VIE exceeded 25% of the Group's consolidated net assets.

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company's investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323, The Equity Method of Accounting for Investments in Common Stock   (“ASC 323”). Such investment is presented as “Investment in subsidiaries” on the separate condensed balance sheets of the Company and share of its subsidiaries' losses as “Share of net loss of subsidiaries” on the separate condensed statements of comprehensive loss of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2013 and 2014.

Regulations in the PRC permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Subject to certain cumulative limits, a statutory reserve fund requires annual appropriations of at least 10% of after-tax profit, if any, of the relevant PRC subsidiary. The statutory reserve funds are not distributable as cash dividends. As a result of these PRC laws and regulations, the Company's PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets to the Company. As of December 31, 2013 and 2014, the balance of the Company's PRC subsidiaries' statutory reserves was $2,782 and $4,068, respectively.

Foreign exchange and other regulation in the PRC may further restrict the Company's PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. The Company has $29,539 and $22,797 of cash and bank deposits in the PRC as of December 31, 2013 and 2014, respectively, of which $29,240 and $22,381 are denominated in RMB as of December 31, 2013 and 2014 respectively. The Company's PRC subsidiaries had restricted cash of $1,727 and $32 as of December 31, 2013 and 2014, respectively, which was denominated in RMB.

In addition, the registered capital of the Company's PRC subsidiaries is also restricted.

The Company had restricted net assets of $53,140 and $52,978 as of December 31, 2013 and 2014, respectively.

BALANCE SHEETS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	As of December 31
	2013	2014
Assets
Current assets:
Cash and cash equivalents	5,519	1,495
Amounts due from subsidiaries	59,928	65,753
Amounts due from related party	5,000	-
Prepayments and other current assets, net	255	28
Total current assets	70,702	67,276
Investment in subsidiaries	(4,516)	1,285
Total assets	66,186	68,561
Liabilities and shareholders' equity
Current liabilities:
Accrued expenses and other current liabilities	1,246	964
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013 and 155,788,653 shares issued and 103,161,018 shares outstanding as of December 31, 2014	15	14
Additional paid-in capital	158,384	154,437
Treasury stock at cost, 41,872,088 shares as of December 31, 2013 and 34,095,849 shares as of December 31, 2014	(15,961)	(12,855)
Accumulated other comprehensive Income	11,387	10,189
Accumulated deficit	(91,667)	(88,256)
Statutory reserve	2,782	4,068
Total shareholders' equity	64,940	67,597
Total liabilities and shareholders' equity	66,186	68,561

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	Years ended December 31
	2012	2013	2014
Operating expenses:
Research and development, net	-	-	-
Selling and marketing	-	-	-
General and administrative	(1,638)	(1,376)	(745)
Loss from operations	(1,638)	(1,376)	(745)
Other income:
Interest income	1	-	1
Interest expense	(12)	(5)	-
Gain on disposal of subsidiary	1,133	-	-
Others, net	159	159	168
Loss before income taxes	(357)	(1,222)	(576)
Income tax expense	(41)	-	-
Loss before share of net loss of subsidiaries	(398)	(1,222)	(576)
Share of net (loss)/income of subsidiaries	(221)	(7,196)	5,273
Net (loss)/income	(619)	(8,418)	4,697
Net (loss)/income attributable to ordinary shareholders	(619)	(8,418)	4,697
Other comprehensive income/(loss):
Foreign currency translation adjustment	12	(7)	69
Deferred income received from disposal of a subsidiary	-	-	(1,267)
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes	(1,468)	-	-
Total other comprehensive loss	(1,456)	(7)	(1,198)
Total comprehensive (loss)/income	(2,075)	(8,425)	3,499

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	Years ended as of December 31
	2012	2013	2014
Cash flows from operating activities:
Net (loss)/income	(619)	(8,418)	4,697
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss/(income) of subsidiaries	221	7,196	(5,273)
Gain on disposal of subsidiary	(1,133)	-	-
Changes in assets and liabilities:
Amounts due from subsidiaries	1,413	2,976	(5,825)
Prepayments and other current assets	162	(41)	229
Accrued expenses and other current liabilities	(297)	440	(284)
Net cash (used in)/provided by operating activities	(253)	2,153	(6,456)
Cash flows from investing activities:
Proceeds from disposal of subsidiaries	10,410	5,000	5,000
Net cash provided by investing activities	10,410	5,000	5,000
Cash flows from financing activities:
Repurchase of shares	(7,396)	(6,638)	(5,550)
Proceeds from exercise of share options	64	122	2,982
Net cash used in financing activities	(7,332)	(6,516)	(2,568)
Net increase/(decrease) in cash and cash equivalents	2,825	637	(4,024)
Cash and cash equivalents at beginning of year	2,057	4,882	5,519
Cash and cash equivalents at end of year	4,882	5,519	1,495